Long term debt, current and non-current (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instruments [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	2012	2011
Royal Bank of Scotland - Revolving credit facility	$92,700	$-
Less related deferred financing costs	(794)	-
Total	$91,906	$-